Income Taxes - Movement in deferred tax balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Movement in deferred tax balances
Acquired through business combination	$ (136,029)
Recognised in profit or loss	15,006
Net balance at the end of the year	(121,023)
Deferred tax assets	31,983
Deferred tax liability	(153,006)
Inventories
Movement in deferred tax balances
Acquired through business combination	491
Recognised in profit or loss	(5,162)
Net balance at the end of the year	(4,671)
Deferred tax liability	(4,671)
Property, plant and equipment
Movement in deferred tax balances
Acquired through business combination	(148,782)
Recognised in profit or loss	447
Net balance at the end of the year	(148,335)
Deferred tax liability	(148,335)
Lease liability
Movement in deferred tax balances
Acquired through business combination	151
Recognised in profit or loss	4,591
Net balance at the end of the year	4,742
Deferred tax assets	4,742
Provisions
Movement in deferred tax balances
Acquired through business combination	12,111
Recognised in profit or loss	49
Net balance at the end of the year	12,160
Deferred tax assets	12,160
Tax losses
Movement in deferred tax balances
Recognised in profit or loss	7,618
Net balance at the end of the year	7,618
Deferred tax assets	7,618
Other
Movement in deferred tax balances
Recognised in profit or loss	7,463
Net balance at the end of the year	7,463
Deferred tax assets	$ 7,463